Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Commitments and contingencies

22.Commitments and contingencies

Operating lease commitments

The Company leases office facilities and server racks under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases, and the terms of the leases do not contain rent escalation, contingent rent, renewal, or purchase options. There are no restrictions placed upon the Company by entering into these leases. Total expenses under these operating leases were RMB51,262, RMB163,067 and RMB248,087 (US$38,298) for the years ended December 31, 2013, 2014 and 2015, respectively.

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2015:

Years ended December 31,	RMB	US$
2016	224,957	34,727
2017	58,821	9,080
2018 and thereafter	6,294	972

	290,072	44,779

Capital Commitments

The Company’s capital commitments relate primarily to commitments in connection with the expansion and improvement of its network infrastructure and renovation of its offices. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB29,786 and RMB11,331 (US$1,749) as of December 31, 2014 and 2015. All of the commitments relating to the network infrastructure and renovation on the offices are to be fulfilled within the next year.

In addition, as of December 31, 2015, the Company has contractual commitments to make additional investments contingent on the achievement of certain conditions by three existing investees with a total maximum amount of RMB20,045 (US$3,094).

Loss contingencies

With respect to display advertising services, the Company, as an industry practice in the PRC, regularly provides such services at a discount to its standard rates. These discounts are in the form of free advertising elements, of which the duration and other terms of services are specified as part of the revenue contract. The value-added tax pilot program replaced the business tax rules for advertising services in Beijing effective from September 1, 2012. There are uncertainties under the current value-added tax rules as to whether these free elements should constitute deemed services in addition to the chargeable elements rather than discounts to the overall revenue arrangements for tax purposes and thus be subject to value-added tax at the standard rates of services. The Company currently considers that such free elements do not give rise to deemed services for value-added tax purposes and the value-add tax for a revenue contract is calculated based on the total consideration for the overall arrangements. The rules related to the value-added tax pilot program are still evolving and the timing of the promulgation of the final tax rules or related interpretation is uncertain. The maximum estimated amount for this reasonably possible contingency up to December 31, 2015 was RMB7,197 (US$1,111).

Legal contingency

On September 6, 2013, the Company early terminated an agreement (“Distribution Agreement”) with one of its travel service providers, eLong due to it’s failure to make its international hotel inventories available on the Company’s platform within the agreed time period. Subsequently, eLong filed a complaint with an intermediary court in Beijing for a civil suit against the Company alleging breach of contract by the Company and sought (i) a declaration that the notice to terminate the aforementioned agreement was null and void and (ii) damages in the amount of approximately RMB140,700 to compensate for alleged losses suffered by the TSP in connection with the Company’s early termination of the aforementioned agreement.

On July 1, 2015, the Company received the final judgment (the “Final Judgment”) from the Beijing High People’s Court (the “Court”) with respect to the contract dispute with eLong over the Distribution Agreement. In the Final Judgment, the Court upheld that the Company shall prospectively credit to eLong’s advertisement account opened at the Company in the amount of RMB137,385(US$21,209) corresponding to the period up to June 30, 2016 and the Distribution Agreement shall continue to be performed by both parties. The credits are not redeemable for cash but to be utilized by eLong for prospective advertising services provided by the Company.